INTANGIBLE ASSETS, NET (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	¥ 24,646	$ 3,540	¥ 22,199	¥ 20,465
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	29,068
Finite-Lived Intangible Assets, Amortization Expense, Year Two	27,959
Finite-Lived Intangible Assets, Amortization Expense, Year Three	25,094
Finite-Lived Intangible Assets, Amortization Expense, Year Four	23,400
Finite-Lived Intangible Assets, Amortization Expense, Year Five	¥ 21,132